Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Property and equipment	$ 20,499	$ 20,527
Net book value of property and equipment	$ 24,022	24,547
Estimated economic useful lives	5 years
Total cumulative foreign currency translation adjustments	$ 396	$ 423	$ 366